Stated Capital - Schedule of Stated Capital (Detail) R / shares in Units, $ / shares in Units, $ in Millions, R in Billions				12 Months Ended
		Feb. 12, 2020 USD ($) $ / shares shares	Feb. 12, 2020 ZAR (R) R / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of the year | $				$ 3,871.5
Share issue | $	[1]				$ 249.0
Balance at end of the year | $				3,871.5	3,871.5
Placing of ordinary shares | shares		41,431,635	41,431,635
Investors price per share | R / shares			R 90.20
Percentage of placing shares issued		5.00%
Proceeds from the issue of shares		$ 249.0	R 3.7	0.0	249.0	$ 0.0
Ordinary Shares
Disclosure of classes of share capital [line items]
Balance at beginning of the year | $				3,871.5	3,622.5
Share issue | $				0.0	249.0
Balance at end of the year | $				$ 3,871.5	$ 3,871.5	$ 3,622.5
In issue at 1 January | shares				883,333,518	828,632,707
Placing of ordinary shares | shares				0	41,431,635
Exercise of employee share options | shares				4,383,830	13,269,176
In issue at 31 December | shares				887,717,348	883,333,518	828,632,707
Authorised | shares				2,000,000,000	2,000,000,000
No par value per share | $ / shares		$ 0

[1]	On 12 February 2020 Gold Fields successfully completed the placing of 41,431,635 new ordinary, no par value shares with existing and new institutional investors at a price of R90.2 per share. The placing issued represented, in aggregate, approximately 5% of the Company’s issued ordinary share capital prior to the placing. Gross proceeds of approximately R3.7 billion (US$249.0 million) were raised through the placing.